Note 14 - Income Taxes - Aggregate Changes in the Balance of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance, beginning of year	$ 725	$ 608
Additions based on tax positions related to the current year	166	117
Additions (reductions) for tax positions related to prior years
Balance, end of year	$ 891	$ 725